Loans payable - Short-term loan - 2 (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Mar. 15, 2022 USD ($)	Mar. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loans payable
Principal amount of loan receivable				$ 6,559,294
Long-term debt			$ 6,582,980		$ 6,716,190
Short-term loan #2
Loans payable
Principal amount of loan receivable	$ 190,444					$ 190,444
Long-term debt					$ 174,840	$ 190,444
Other loan
Loans payable
Principal amount of loan receivable	$ 30,224	€ 25,000